INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 4 - INTANGIBLE ASSETS

During the 4th quarter 2021, the Company acquired the following intangible asset:

(a) MABT Covid-19 license The Company entered into a licensing agreement with Mid-Atlantic BioTheraputics, Inc., (MABT), to license MABT’s COVID-19 vaccine which is composed of a recombinant S1 and S2 protein from SARS-CoV-2 plus an IMT504 adjuvant. The Company issued 12,500,000 shares of common stock valued at $1,425,000 to acquire this license.

During the 4th quarter 2020, the Company acquired the following intangible assets:

(b) Website In December 2020, the Company contracted with a third party to develop and produce a new website for the Company for a contract price of $22,500, one-half in cash and one-half in common stock of the Company. The Company is amortizing this cost over 3 years. This website was placed into service in March 2021. Amortization expense for the three months ended March 31, 2022, was $1,875.

(c) Patent rights option In October 2020, the Company entered into an agreement for the option to purchase certain exclusive license rights for US Patent No. 8,287,505 Ophthalmic Drop Dispensing Tip Assembly, issued October 16, 2012, from IEM, Inc., (IEM), the sole owner of this patent. The cost of this option was $1,800.

Curative Biotechnology, Inc

Notes to Condensed Financial Statements

(Unaudited)

NOTE 4 - INTANGIBLE ASSETS, continued

(c) Patent rights option, continued

The Company had until September 30, 2021, to advise IEM in writing that it wishes to exercise this Option Right and pay IEM $50,000 in exchange for an exclusive world-wide, royalty free perpetual license. In September 2021, the Company exercised the option to extend the deadline for notification in the contract with IEM, from September 30, 2020, to March 31, 2022, in exchange for the payment of $1,000. In April 2022 the Company paid $1,000 for an additional six-month extension. The Company is evaluating the Patent rights, potential products and markets under this Patent.

(d) IMT504 Patent license In October 2020, the Company entered into a license agreement with MidAtlantic BioTheraputics, Inc., (MABT), to license the development of a pharmaceutical compound known as IMT504, as immununotherapy for late-stage symptomatic rabies. The license is for worldwide use. There are certain conditions to the license, principally that the Company raise $6.5 million to fund the development. There is not a time limit on raising these funds unless the Company utilizes a public offering process, such as Regulation A.

The total cost for this license is 20 million shares of the Company’s common stock, issuable in three tranches - (1) 7 million shares upon execution of the license (which have been issued, valued at $91,000), (2) 6.5 million shares upon the submission of an Investigational New Drug (IND) to the FDA and (3) 6.5 million shares upon the successful completion of the first rabies clinical trial of this IND. This license calls for royalties of 50% of the net profit, after reimbursement for development costs, of successfully marketed products utilizing IMT504.

A principal goal of this license is to obtain a Priority Review Voucher (PRV) issued by the US FDA, and subsequently sell the PRV to a major pharmaceutical company. The Company and MABT will split the proceeds from the sale of such PRV equally.

(e) National Institute of Health (NIH) Patent license #1 In October 2020, the Company entered into an exclusive 24-month evaluation license of Provisional Patent Application No. 62/199,707, filed July 31, 2015; PCT Application No. PCT/US2016/044777 filed July 29, 2016 and Patent No. 10,548,987 issued February 4, 2020. This license is for the evaluation of and development of an anti-CD56 antibody drug conjugate for the treatment of gioblastoma. Should the Company develop a marketable product, the Company is then required to negotiate a new license with market-based royalties.

This license calls for the payment of a non-creditable non-refundable license issue royalty of $10,000, paid ½ at issuance and ½ on the one-year anniversary.

(f) National Institute of Health (NIH) Patent license #2 In January 2021 the Company entered into an NIH exclusive 36 month worldwide license of Provisional Patent Application No. 62/899,899, filed September 13, 2019, and PCT Application No. PCT/US2020/050540 filed September 11, 2020. This license is for the development of ocular metformin formulation for the treatment of retinal degenerative diseases.

This license requires two separate royalty streams of payments.

First is a royalty equal to the unreimbursed patent expenses paid by NIH, with an initial amount of $8,500 due within 30 days of execution of the license. At the first anniversary of the license NIH will supply a statement of additional unreimbursed patent expenses paid by NIH during the year, of which the Company is required to pay 50%, with the remaining balance due on the third anniversary.

Curative Biotechnology, Inc

Notes to Condensed Financial Statements

(Unaudited)

NOTE 4 - INTANGIBLE ASSETS, continued

(f) National Institute of Health (NIH) Patent license #2, continued

Second is an ongoing royalty schedule: an initial royalty of $5,000 upon execution of the license, and annually thereafter as the minimum royalty amount. The license can be extended on the third anniversary to the remaining life of the licensed patent by the payment of a one-time non-refundable, non-creditable royalty of $45,000. There are three benchmark royalties - $75,000 upon the initiation of the first Phase 2 Clinical Study; $300,000 upon the completion of Phase 3 Clinical Study and $600,000 upon the FDA approval of the first Licensed Product. Upon first commercial sale there is a royalty of $100,000 each for the United States, Canada, European Union and Asian region. Last is a 3.5% of net sales royalty.

NOTE 4 - INTANGIBLE ASSETS

During the 4th quarter 2021, the Company acquired the following intangible asset:

(a) MABT Covid-19 license The Company entered into a licensing agreement with Mid-Atlantic BioTheraputics, Inc., (MABT), to license MABT’s COVID-19 vaccine which is composed of a recombinant S1 and S2 protein from SARS-CoV-2 plus an IMT504 adjuvant. The Company issued 12,500,000 shares of common stock valued at $1,425,000 to acquire this license.

During the 4th quarter 2020, the Company acquired the following intangible assets:

(b) Website In December 2020, the Company contracted with a third party to develop and produce a new website for the Company for a contract price of $22,500, one-half in cash and one-half in common stock of the Company. The Company is amortizing this cost over 3 years. This website was placed into service in March 2021. Amortization expense for the year ended December 31, 2021 was $6,250.

In March 2020, the Company contracted with a third party to develop and produce a new website for the Company for a contract price of $15,000, for which the Company issued 1,500,000 shares of common stock.

Curative Biotechnology, Inc

Notes to Financial Statements

NOTE 4 - INTANGIBLE ASSETS, continued

(c) Patent rights option In October 2020, the Company entered into an agreement for the option to purchase certain exclusive license rights for US Patent No. 8,287,505 Ophthalmic Drop Dispensing Tip Assembly, issued October 16, 2012, from IEM, Inc., (IEM), the sole owner of this patent. The cost of this option was $1,800.

The Company had until September 30, 2021, to advise IEM in writing that it wishes to exercise this Option Right and pay IEM $50,000 in exchange for an exclusive world-wide, royalty free perpetual license. In September 2021, the Company exercised the option to extend the deadline for notification in the contract with IEM, from September 30, 2020 to March 31, 2022, in exchange for the payment of $1,000. The Company is evaluating the Patent rights, potential products and markets under this Patent.

(d) IMT504 Patent license In October 2020, the Company entered into a license agreement with MidAtlantic BioTheraputics, Inc., (MABT), to license the development of a pharmaceutical compound known as IMT504, as immununotherapy for late stage symptomatic rabies. The license is for worldwide use. There are certain conditions to the license, principally that the Company raise $6.5 million to fund the development. There is not a time limit on raising these funds unless the Company utilizes a public offering process, such as Regulation A.

The total cost for this license is 20 million shares of the Company’s common stock, issuable in three tranches - 1- 7 million shares upon execution of the license (which have been issued, valued at $91,000), 2- 6.5 million shares upon the submission of an Investigational New Drug (IND) to the FDA and 3- 6.5 million shares upon the successful completion of the first rabies clinical trial of this IND. This license calls for royalties of 50% of the net profit, after reimbursement for development costs, of successfully marketed products utilizing IMT504.

(e) National Institute of Health (NIH) Patent license #1 In October 2020, the Company entered into an exclusive 24 month evaluation license of Provisional Patent Application No. 62/199,707, filed July 31, 2015; PCT Application No. PCT/US2016/044777 filed July 29, 2016 and Patent No. 10,548,987 issued February 4, 2020. This license is for the evaluation of and development of an anti-CD56 antibody drug conjugate for the treatment of glioblastoma. Should the Company develop a marketable product, the Company is then required to negotiate a new license with appropriate royalties.

This license calls for the payment of a non-creditable non-refundable license issue royalty of $10,000, paid ½ at issuance and ½ on the one year anniversary.

(f) National Institute of Health (NIH) Patent license #2 In January 2021 the Company entered into an NIH exclusive 36 month worldwide license of Provisional Patent Application No. 62/899,899, filed September 13, 2019 and PCT Application No. PCT/US2020/050540 filed September 11, 2020. This license is for the development of ocular metformin formulation for the treatment of retinal degenerative diseases.

This license requires two separate royalty streams of payments:

First is a royalty equal to the unreimbursed patent expenses paid by NIH, with an initial amount of $8,500 due within 30 days of execution of the license. At the first anniversary of the license NIH will supply a statement of additional unreimbursed patent expenses paid by NIH during the year, of which the Company is required to pay 50%, with the remaining balance due on the third anniversary.

Curative Biotechnology, Inc

Notes to Financial Statements

NOTE 4 - INTANGIBLE ASSETS, continued

(f) National Institute of Health (NIH) Patent license #2, continued

Second is an ongoing royalty schedule: an initial royalty of $5,000 upon execution of the license, and annually thereafter as the minimum royalty amount. The license can be extended on the third anniversary to the remaining life of the licensed patent by the payment of a one-time non-refundable, non-creditable royalty of $45,000. There are three benchmark royalties - $75,000 upon the initiation of the first Phase 2 Clinical Study; $300,000 upon the completion of Phase 3 Clinical Study and $600,000 upon the FDA approval of the first Licensed Product. Upon first commercial sale there is a royalty of $100,000 each for the United States, Canada, European Union and Asian region. Last is a 3.5% of net sales royalty.

The patent rights and patent licenses are under development, therefore amortization of the costs has not commenced, as these patent rights and licenses have not been placed in service.